DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,195,911	$ 3,240,482
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,858,120	2,846,810
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	112,426	122,518
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	225,365	271,154
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,667,958	2,762,533
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 527,953	$ 477,949